Expense Example - Advisors Capital International Fund - Advisors Capital International Fund Shares	May 26, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	560
Expense Example, with Redemption, 5 Years	964
Expense Example, with Redemption, 10 Years	$ 2,095